UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

The schedules are not audited.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.0%
5,793	iShares Barclays 20+ Year Treasury Bond Fund	$756,624	1.0
9,209	iShares iBoxx $ High Yield Corporate Bond Fund	752,283	1.0
14,581	SPDR Trust Series 1	2,997,270	4.0

	Total Exchange-Traded Funds
	(Cost $4,459,650)	4,506,177	6.0

MUTUAL FUNDS: 93.7%
	Affiliated Investment Companies: 92.7%
76,800	Voya Floating Rate Fund - Class I	744,957	1.0
994,996	Voya High Yield Bond Fund - Class I	7,571,921	10.0
2,772,880	Voya Intermediate Bond Fund - Class R6	27,950,628	37.0
680,951	Voya International Index Portfolio - Class I	5,965,130	7.9
414,767	Voya Large Cap Growth Portfolio - Class I	7,872,286	10.4
647,461	Voya Large Cap Value Portfolio - Class I	7,115,599	9.4
86,885	Voya MidCap Opportunities Portfolio - Class I	1,129,505	1.5
111,100	Voya Multi-Manager Mid Cap Value Fund - Class I	1,127,666	1.5
304,852	Voya Short Term Bond Fund - Class R6	3,014,982	4.0
69,699	Voya U.S. Bond Index Portfolio - Class I	755,543	1.0
333,479	Voya U.S. Stock Index Portfolio - Class I	4,505,295	6.0
183,992	VY® Clarion Global Real Estate Portfolio - Class I	2,261,256	3.0
		70,014,768	92.7

	Unaffiliated Investment Companies: 1.0%
165,108	@ Credit Suisse Commodity Return Strategy Fund - Class I	749,588	1.0

	Total Mutual Funds
	(Cost $64,629,740)	70,764,356	93.7

	Total Investments in Securities (Cost $69,089,390)	$75,270,533	99.7
	Assets in Excess of Other Liabilities	219,206	0.3
	Net Assets	$75,489,739	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $70,629,918.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,944,375
Gross Unrealized Depreciation	(2,303,760)

Net Unrealized Appreciation	$4,640,615

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,506,177	$–	$–	$4,506,177
Mutual Funds	70,764,356	–	–	70,764,356
Total Investments, at fair value	$75,270,533	$–	$–	$75,270,533
Liabilities Table
Other Financial Instruments+
Futures	$(46,410)	$–	$–	$(46,410)
Total Liabilities	$(46,410)	$–	$–	$(46,410)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$781,657	$20,972	$(65,056)	$7,384	$744,957	$7,497	$(3,865)	$-
Voya High Yield Bond Fund - Class I	7,697,527	221,484	(482,320)	135,230	7,571,921	105,548	(28,877)	-
Voya Intermediate Bond Fund - Class R6	29,059,451	1,179,232	(2,859,040)	570,985	27,950,628	210,117	(40,586)	-
Voya International Index Portfolio - Class I	6,139,816	1,892,244	(1,614,156)	(452,774)	5,965,130	-	195,952	-
Voya Large Cap Growth Portfolio - Class I	8,208,600	424,730	(652,629)	(108,415)	7,872,286	-	8,032	-
Voya Large Cap Value Portfolio - Class I	7,289,119	507,542	(628,395)	(52,667)	7,115,599	-	(29,625)	-
Voya MidCap Opportunities Portfolio - Class I	1,168,261	73,040	(120,928)	9,132	1,129,505	-	2,034	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,149,368	97,913	(183,000)	63,385	1,127,666	-	(35,945)	-
Voya Short Term Bond Fund - Class R6	3,150,241	146,970	(295,221)	12,992	3,014,982	14,737	(4,282)	-
Voya U.S. Bond Index Portfolio - Class I	783,483	3,094,487	(3,141,744)	19,317	755,543	-	9,153	-
Voya U.S. Stock Index Portfolio - Class I	4,503,663	474,289	(611,982)	139,325	4,505,295	-	(76,935)	-
VY® Clarion Global Real Estate Portfolio - Class I	2,336,264	102,270	(233,788)	56,510	2,261,256	-	46,182	-
	$72,267,450	$8,235,173	$(10,888,259)	$400,404	$70,014,768	$337,899	$41,238	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Strategic Allocation Conservative Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	12	06/21/16	$1,564,688	$(2,406)
			$1,564,688	$(2,406)
Short Contracts
S&P Mid 400 E-Mini	(10)	06/17/16	(1,441,200)	(44,004)
			$(1,441,200)	$(44,004)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$2,406
Equity contracts	Futures contracts	44,004
Total Liability Derivatives		$46,410

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
10,792	iShares Barclays 20+ Year Treasury Bond Fund	$1,409,543	1.0
27,164	SPDR Trust Series 1	5,583,832	4.0

	Total Exchange-Traded Funds
	(Cost $6,740,306)	6,993,375	5.0

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 93.8%
449,643	Voya Emerging Markets Index Portfolio - Class I	4,208,654	3.0
289,519	Voya Floating Rate Fund - Class I	2,808,331	2.0
1,111,172	Voya High Yield Bond Fund - Class I	8,456,021	6.0
418,516	Voya Intermediate Bond Fund - Class R6	4,218,639	3.0
2,695,007	Voya International Index Portfolio - Class I	23,608,257	16.9
1,287,117	Voya Large Cap Growth Portfolio - Class I	24,429,483	17.5
2,093,764	Voya Large Cap Value Portfolio - Class I	23,010,462	16.4
377,428	Voya MidCap Opportunities Portfolio - Class I	4,906,569	3.5
482,641	Voya Multi-Manager Mid Cap Value Fund - Class I	4,898,811	3.5
536,977	Voya RussellTM Mid Cap Index Portfolio - Class I	8,414,425	6.0
281,216	Voya Small Company Portfolio - Class I	5,607,453	4.0
129,382	Voya U.S. Bond Index Portfolio - Class I	1,402,501	1.0
931,025	Voya U.S. Stock Index Portfolio - Class I	12,578,150	9.0
228,353	VY® Clarion Global Real Estate Portfolio - Class I	2,806,459	2.0
		131,354,215	93.8

	Unaffiliated Investment Companies: 1.0%
307,627	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,396,627	1.0

	Total Mutual Funds
	(Cost $111,939,356)	132,750,842	94.8

	Total Investments in Securities (Cost $118,679,662)	$139,744,217	99.8
	Assets in Excess of Other Liabilities	343,416	0.2
	Net Assets	$140,087,633	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $122,517,478.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$23,229,664
Gross Unrealized Depreciation	(6,002,925)

Net Unrealized Appreciation	$17,226,739

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,993,375	$–	$–	$6,993,375
Mutual Funds	132,750,842	–	–	132,750,842
Total Investments, at fair value	$139,744,217	$–	$–	$139,744,217
Liabilities Table
Other Financial Instruments+
Futures	$(88,292)	$–	$–	$(88,292)
Total Liabilities	$(88,292)	$–	$–	$(88,292)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,127,552	$251,648	$(550,784)	$380,238	$4,208,654	$-	$(125,831)	$-
Voya Floating Rate Fund - Class I	2,899,528	186,493	(308,148)	30,458	2,808,331	27,217	(18,512)	-
Voya High Yield Bond Fund - Class I	8,520,593	448,864	(684,774)	171,338	8,456,021	114,849	(59,309)	-
Voya Intermediate Bond Fund - Class R6	4,348,223	302,500	(512,706)	80,622	4,218,639	30,852	(2,282)	-
Voya International Index Portfolio - Class I	24,148,366	3,508,947	(3,041,999)	(1,007,057)	23,608,257	-	158,452	-
Voya Large Cap Growth Portfolio - Class I	25,338,936	196,938	(787,046)	(319,345)	24,429,483	-	(9,591)	-
Voya Large Cap Value Portfolio - Class I	23,467,470	496,398	(722,341)	(231,065)	23,010,462	-	(51,861)	-
Voya MidCap Opportunities Portfolio - Class I	5,048,205	78,808	(263,377)	42,933	4,906,569	-	(2,373)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,967,043	186,363	(448,956)	194,361	4,898,811	-	(88,587)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	8,537,074	280,247	(603,925)	201,029	8,414,425	-	(18,696)	-
Voya Small Company Portfolio - Class I	5,754,601	196,259	(434,874)	91,467	5,607,453	-	(26,904)	-
Voya U.S. Bond Index Portfolio - Class I	1,451,454	5,672,383	(5,752,060)	30,724	1,402,501	-	19,492	-
Voya U.S. Stock Index Portfolio - Class I	12,776,240	343,251	(803,648)	262,307	12,578,150	-	(110,619)	-
VY® Clarion Global Real Estate Portfolio - Class I	2,872,779	22,507	(165,800)	76,973	2,806,459	-	43,829	-
	$134,258,064	$12,171,606	$(15,080,438)	$4,983	$131,354,215	$172,918	$(292,792)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	22	06/21/16	$2,868,594	$(4,683)
			$2,868,594	$(4,683)
Short Contracts
S&P Mid 400 E-Mini	(19)	06/17/16	(2,738,280)	(83,609)
			$(2,738,280)	$(83,609)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$4,683
Equity contracts	Futures contracts	83,609
Total Liability Derivatives		$88,292

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
10,515	iShares Barclays 20+ Year Treasury Bond Fund	$1,373,364	1.0
26,466	SPDR Trust Series 1	5,440,351	4.0

	Total Exchange-Traded Funds
	(Cost $6,573,322)	6,813,715	5.0

MUTUAL FUNDS: 94.7%
	Affiliated Investment Companies: 93.7%
292,039	Voya Emerging Markets Index Portfolio - Class I	2,733,487	2.0
282,065	Voya Floating Rate Fund - Class I	2,736,034	2.0
1,082,629	Voya High Yield Bond Fund - Class I	8,238,807	6.0
3,126,063	Voya Intermediate Bond Fund - Class R6	31,510,715	23.0
1,698,731	Voya International Index Portfolio - Class I	14,880,881	10.9
1,038,921	Voya Large Cap Growth Portfolio - Class I	19,718,713	14.4
1,668,855	Voya Large Cap Value Portfolio - Class I	18,340,719	13.4
315,172	Voya MidCap Opportunities Portfolio - Class I	4,097,241	3.0
403,021	Voya Multi-Manager Mid Cap Value Fund - Class I	4,090,666	3.0
273,968	Voya Small Company Portfolio - Class I	5,462,921	4.0
126,015	Voya U.S. Bond Index Portfolio - Class I	1,366,003	1.0
906,956	Voya U.S. Stock Index Portfolio - Class I	12,252,977	9.0
222,471	VY® Clarion Global Real Estate Portfolio - Class I	2,734,169	2.0
		128,163,333	93.7

	Unaffiliated Investment Companies: 1.0%
299,715	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,360,706	1.0

	Total Mutual Funds
	(Cost $113,717,138)	129,524,039	94.7

	Total Investments in Securities (Cost $120,290,460)	$136,337,754	99.7
	Assets in Excess of Other Liabilities	422,756	0.3
	Net Assets	$136,760,510	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $123,207,834.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$17,863,574
Gross Unrealized Depreciation	(4,733,654)

Net Unrealized Appreciation	$13,129,920

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,813,715	$–	$–	$6,813,715
Mutual Funds	129,524,039	–	–	129,524,039
Total Investments, at fair value	$136,337,754	$–	$–	$136,337,754
Liabilities Table
Other Financial Instruments+
Futures	$(88,212)	$–	$–	$(88,212)
Total Liabilities	$(88,212)	$–	$–	$(88,212)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,679,131	$216,368	$(429,570)	$267,558	$2,733,487	$-	$(96,922)	$-
Voya Floating Rate Fund - Class I	2,820,891	135,620	(247,489)	27,012	2,736,034	26,788	(14,747)	-
Voya High Yield Bond Fund - Class I	8,294,905	297,973	(509,757)	155,686	8,238,807	112,981	(42,090)	-
Voya Intermediate Bond Fund - Class R6	32,599,122	1,606,455	(3,334,216)	639,354	31,510,715	233,301	(48,227)	-
Voya International Index Portfolio - Class I	15,201,827	3,296,557	(2,721,907)	(895,596)	14,880,881	-	318,038	-
Voya Large Cap Growth Portfolio - Class I	20,417,576	505,773	(951,417)	(253,219)	19,718,713	-	4,904	-
Voya Large Cap Value Portfolio - Class I	18,672,362	772,536	(947,072)	(157,107)	18,340,719	-	(54,420)	-
Voya MidCap Opportunities Portfolio - Class I	4,208,262	149,312	(292,556)	32,223	4,097,241	-	7,232	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,140,437	238,702	(475,396)	186,923	4,090,666	-	(91,387)	-
Voya Small Company Portfolio - Class I	5,596,284	302,185	(530,457)	94,909	5,462,921	-	(23,383)	-
Voya U.S. Bond Index Portfolio - Class I	1,412,182	5,517,899	(5,596,859)	32,781	1,366,003	-	17,463	-
Voya U.S. Stock Index Portfolio - Class I	12,429,262	593,556	(1,067,934)	298,093	12,252,977	-	(136,587)	-
VY® Clarion Global Real Estate Portfolio - Class I	2,796,685	54,941	(193,816)	76,359	2,734,169	-	45,566	-
	$131,268,926	$13,687,877	$(17,298,446)	$504,976	$128,163,333	$373,070	$(114,560)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	21	06/21/16	$2,738,203	$(4,603)
			$2,738,203	$(4,603)
Short Contracts
S&P Mid 400 E-Mini	(19)	06/17/16	(2,738,280)	(83,609)
			$(2,738,280)	$(83,609)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$4,603
Equity contracts	Futures contracts	83,609
Total Liability Derivatives		$88,212

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2016